Stockholders’ Deficit (Details) - $ / shares	1 Months Ended		12 Months Ended
	Oct. 26, 2022	Aug. 19, 2021	Dec. 31, 2022	Nov. 15, 2022	Nov. 07, 2022	Dec. 31, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock authorized shares			1,000,000			1,000,000
Preferred stock par value (in Dollars per share)			$ 0.0001			$ 0.0001
Common Stock, Shares, Issued					21,752,250
Common stock shares outstanding					21,752,250
Founder shares		562,500
Percentage of conversion shares			20.00%
Warrants currently outstanding			19,612,500
Public warrants			12,937,500
Private placement warrants			6,675,000
Warrant description			We may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:• at any time after the warrants become exercisable;• upon not less than 30 days’ prior written notice of redemption to each warrant holder;• if, and only if, the reported last sale price of the shares of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.
Over-Allotment Option [Member]
Stockholders’ Deficit (Details) [Line Items]
Outstanding percentage			20.00%
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock authorized shares			200,000,000			200,000,000
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Shares converted	3,487,500
Common Stock, Shares, Issued			3,677,250			189,750
Common stock shares outstanding			3,677,250			189,750
Common stock subject to redemption						17,250,000
Share price (in Dollars per share)			$ 11.5
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock authorized shares			20,000,000			20,000,000
Common stock par value (in Dollars per share)			$ 0.0001			$ 0.0001
Common Stock, Shares, Issued			825,000			4,312,500
Common stock shares outstanding			825,000			4,312,500
Vote for each share			one
Common stock issued			4,312,500
Subject to forfeited shares			562,500